CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 11,059	$ 7,801
Restricted cash	362	713
Short-term bank deposits	72,287	109,248
Other accounts receivable and prepaid expenses	2,417	5,460
Total current assets	86,125	123,222
NON-CURRENT ASSETS:
Long-term prepaid expenses	1,899	1,911
Severance pay fund	2,794	3,125
Operating lease right of use asset	1,826	2,247
Property and equipment, net	1,532	1,658
Total non- current assets	8,051	8,941
Total assets	94,176	132,163
CURRENT LIABILITIES:
Trade payables	1,773	4,621
Short-term deferred participation in R&D expenses	325	3,629
Current maturity of operating lease liability	613	768
Other accounts payable and accrued expenses	9,208	8,078
Total current liabilities	11,919	17,096
NON- CURRENT LIABILITIES:
Long-term deferred participation in R&D expenses	0	2,715
Long-term operating lease liability	1,312	1,982
Accrued severance pay	3,265	3,677
Total non-current liabilities	4,577	8,374
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: 200,000,000 shares authorized at December 31, 2022 and 2021; 86,624,643 and 86,433,432 shares issued and outstanding at December 31, 2022 and 2021, respectively	240	239
Additional paid-in capital	533,213	528,533
Accumulated deficit	(455,773)	(422,079)
Total shareholders' equity	77,680	106,693
Total liabilities and shareholders' equity	$ 94,176	$ 132,163